Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Jun. 30, 2025 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 11,268
2025	22,490
2026	21,572
2027	17,336
2028	11,760
2029 and thereafter	21,587
Net Book Value	$ 106,013